VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
As of December 31, 2024 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 95.4%
BASIC MATERIALS — 4.9%
AdvanSix, Inc.	5,862	$167,008
Alcoa Corp.	7,520	284,106
Arcadium Lithium PLC*	12,380	63,509
Ashland, Inc.	1,203	85,966
ATI, Inc.*	9,439	519,523
Avient Corp.	3,830	156,494
Cabot Corp.	1,848	168,741
Carpenter Technology Corp.	8,777	1,489,545
Century Aluminum Co.*	4,190	76,342
Coeur Mining, Inc.*	10,590	60,575
Commercial Metals Co.	21,880	1,085,248
Ecovyst, Inc.*	7,110	54,320
Element Solutions, Inc.	43,110	1,096,287
H.B. Fuller Co.	1,872	126,323
Hawkins, Inc.	1,050	128,803
Hecla Mining Co.	39,398	193,444
Huntsman Corp.	14,365	259,001
Innospec, Inc.	340	37,420
Kaiser Aluminum Corp.	643	45,184
Koppers Holdings, Inc.	1,921	62,240
Kronos Worldwide, Inc.	5,030	49,043
Mercer International, Inc.	9,520	61,880
Minerals Technologies, Inc.	6,040	460,308
NewMarket Corp.	68	35,928
Oil-Dri Corp. of America	920	80,629
Olin Corp.	4,935	166,803
Perimeter Solutions, Inc.*	5,980	76,424
Rayonier Advanced Materials, Inc.*	23,745	195,896
Stepan Co.	1,230	79,581
Sylvamo Corp.	2,190	173,054
Tronox Holdings PLC	21,135	212,829
United States Lime & Minerals, Inc.	270	35,840
United States Steel Corp.	18,010	612,160
Universal Stainless & Alloy Products, Inc.*	1,720	75,732
Valhi, Inc.	1,530	35,787
		8,511,973
COMMUNICATIONS — 2.0%
Advantage Solutions, Inc.*	9,710	28,353
AMC Networks, Inc. - Class A*	8,130	80,487
ATN International, Inc.	2,579	43,353
Bumble, Inc. - Class A*	4,850	39,479
Cars.com, Inc.*	3,165	54,849
EchoStar Corp. - Class A*	4,895	112,095
Entravision Communications Corp. - Class A	24,250	56,988
ePlus, Inc.*	2,800	206,864
Etsy, Inc.*	690	36,494
Frontier Communications Parent, Inc.*	8,259	286,587
Gannett Co., Inc.*	11,530	58,342
Gray Television, Inc.	10,645	33,532
HealthStream, Inc.	890	28,302
InterDigital, Inc.	1,770	342,884
Lands’ End, Inc.*	3,150	41,391
Liberty Latin America Ltd. - Class A*	15,460	98,326
	Number of Shares	Value
COMMON STOCKS (Continued)
COMMUNICATIONS (Continued)
NETGEAR, Inc.*	4,780	$133,219
Nexstar Media Group, Inc.	360	56,869
Preformed Line Products Co.	720	92,009
QuinStreet, Inc.*	3,870	89,281
Ribbon Communications, Inc.*	5,824	24,228
Scholastic Corp.	5,613	119,725
Shenandoah Telecommunications Co.	1,510	19,041
Sinclair, Inc.	7,790	125,731
Sphere Entertainment Co.*	2,120	85,478
Sprinklr, Inc. - Class A*	7,820	66,079
TEGNA, Inc.	13,920	254,597
Telephone and Data Systems, Inc.	19,519	665,793
TripAdvisor, Inc.*	1,850	27,325
TrueCar, Inc.*	4,421	16,490
United States Cellular Corp.*	830	52,058
Upwork, Inc.*	2,280	37,278
Viavi Solutions, Inc.*	3,690	37,269
Yelp, Inc.*	1,030	39,861
		3,490,657
CONSUMER, CYCLICAL — 16.8%
Abercrombie & Fitch Co. - Class A*	2,433	363,661
Academy Sports & Outdoors, Inc.	5,033	289,548
Adient PLC*	7,251	124,935
Advance Auto Parts, Inc.	4,920	232,667
Alaska Air Group, Inc.*	7,440	481,740
Allegiant Travel Co.	2,920	274,830
American Axle & Manufacturing Holdings, Inc.*	18,305	106,718
American Eagle Outfitters, Inc.	8,072	134,560
American Outdoor Brands, Inc.*	1,900	28,956
Asbury Automotive Group, Inc.*	1,275	309,863
AutoNation, Inc.*	1,807	306,901
Bassett Furniture Industries, Inc.	1,330	18,394
Bath & Body Works, Inc.	5,620	217,887
Beacon Roofing Supply, Inc.*	4,228	429,480
Beazer Homes USA, Inc.*	860	23,616
Biglari Holdings, Inc. - Class B*	140	35,601
BJ’s Restaurants, Inc.*	1,370	48,135
BlueLinx Holdings, Inc.*	1,490	152,218
Brinker International, Inc.*	900	119,061
Buckle, Inc.	1,690	85,869
Build-A-Bear Workshop, Inc.	3,460	159,298
Caleres, Inc.	1,933	44,768
Century Communities, Inc.	5,952	436,639
Champion Homes, Inc.*	640	56,384
Cheesecake Factory, Inc.	1,370	64,993
Citi Trends, Inc.*	1,970	51,713
Commercial Vehicle Group, Inc.*	14,450	35,836
CompX International, Inc.	100	2,615
Cracker Barrel Old Country Store, Inc.	1,430	75,590
Daktronics, Inc.*	12,960	218,506
Dana, Inc.	30,616	353,921
Designer Brands, Inc. - Class A	8,680	46,351
Dick’s Sporting Goods, Inc.	1,600	366,144
Dillard’s, Inc. - Class A	1,391	600,550

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2024 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Dorman Products, Inc.*	840	$108,822
Dutch Bros, Inc. - Class A*	1,330	69,665
El Pollo Loco Holdings, Inc.*	4,240	48,930
Ethan Allen Interiors, Inc.	6,952	195,421
Everi Holdings, Inc.*	4,480	60,525
Flexsteel Industries, Inc.	1,350	73,359
Foot Locker, Inc.*	10,073	219,188
Forestar Group, Inc.*	7,592	196,785
Gap, Inc.	14,002	330,867
Genesco, Inc.*	1,900	81,225
G-III Apparel Group Ltd.*	8,670	282,815
GMS, Inc.*	6,030	511,525
Goodyear Tire & Rubber Co.*	37,386	336,474
Green Brick Partners, Inc.*	5,008	282,902
Group 1 Automotive, Inc.	3,054	1,287,200
Guess?, Inc.	2,430	34,166
Hamilton Beach Brands Holding Co. - Class A	2,891	48,656
Hanesbrands, Inc.*	4,710	38,339
Harley-Davidson, Inc.	1,770	53,330
Haverty Furniture Cos., Inc.	3,140	69,896
HNI Corp.	3,380	170,251
Hooker Furnishings Corp.	1,310	18,353
Hovnanian Enterprises, Inc. - Class A*	150	20,073
Interface, Inc.	7,660	186,521
JAKKS Pacific, Inc.*	1,630	45,885
JetBlue Airways Corp.*	26,624	209,265
Johnson Outdoors, Inc. - Class A	1,720	56,760
KB Home	4,180	274,710
Kohl’s Corp.[1]	9,910	139,136
Kontoor Brands, Inc.	1,260	107,617
La-Z-Boy, Inc.	8,190	356,838
LCI Industries	1,647	170,283
Life Time Group Holdings, Inc.*	12,550	277,606
Lifetime Brands, Inc.	2,950	17,435
Light & Wonder, Inc.*	712	61,503
Lindblad Expeditions Holdings, Inc.*	1,520	18,027
Lovesac Co.*	1,620	38,329
M/I Homes, Inc.*	4,585	609,576
Macy’s, Inc.	28,314	479,356
Madison Square Garden Entertainment Corp.*	790	28,124
Malibu Boats, Inc. - Class A*	950	35,711
Marcus Corp.	7,820	168,130
MarineMax, Inc.*	2,790	80,770
Marriott Vacations Worldwide Corp.	2,060	184,988
Meritage Homes Corp.	5,726	880,773
Miller Industries, Inc.	2,055	134,315
MillerKnoll, Inc.	8,020	181,172
Movado Group, Inc.	3,090	60,811
Murphy USA, Inc.	292	146,511
National Vision Holdings, Inc.*	3,408	35,511
Norwegian Cruise Line Holdings Ltd.*	2,450	63,039
Nu Skin Enterprises, Inc. - Class A	2,590	17,845
ODP Corp.*	7,110	161,681
OPENLANE, Inc.*	14,244	282,601
	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
Oxford Industries, Inc.	600	$47,268
Patrick Industries, Inc.	2,730	226,808
PC Connection, Inc.	4,852	336,098
Peloton Interactive, Inc. - Class A*	6,810	59,247
Penske Automotive Group, Inc.	1,870	285,063
Phinia, Inc.	740	35,646
Playa Hotels & Resorts N.V.*	14,037	177,568
PriceSmart, Inc.	970	89,405
PVH Corp.	7,829	827,917
Red Robin Gourmet Burgers, Inc.*	7,690	42,218
Resideo Technologies, Inc.*	18,290	421,584
REV Group, Inc.	5,540	176,560
Revelyst, Inc.*	7,369	141,706
Rocky Brands, Inc.	1,220	27,816
Rush Enterprises, Inc. - Class A	13,492	739,227
Rush Enterprises, Inc. - Class B	5,992	326,204
Sabre Corp.*	19,030	69,459
ScanSource, Inc.*	4,180	198,341
Shake Shack, Inc.*	270	35,046
Shoe Carnival, Inc.	5,220	172,678
Signet Jewelers Ltd.	2,410	194,511
Skechers USA, Inc. - Class A*	1,250	84,050
SkyWest, Inc.*	15,820	1,584,057
Sonic Automotive, Inc. - Class A	4,157	263,346
Standard Motor Products, Inc.	2,480	76,830
Steelcase, Inc. - Class A	10,665	126,060
Sun Country Airlines Holdings, Inc.*	1,380	20,120
Tapestry, Inc.	1,310	85,582
Taylor Morrison Home Corp.*	21,443	1,312,526
Texas Roadhouse, Inc.	140	25,260
Thor Industries, Inc.	6,698	641,066
Tilly’s, Inc. - Class A*	8,660	36,805
Titan International, Inc.*	4,800	32,592
Titan Machinery, Inc.*	3,830	54,118
TKO Group Holdings, Inc.*	300	42,633
Toll Brothers, Inc.	2,360	297,242
Topgolf Callaway Brands Corp.*	4,350	34,191
Tri Pointe Homes, Inc.*	21,705	787,023
Under Armour, Inc. - Class A*	15,942	132,000
UniFirst Corp.	600	102,654
Urban Outfitters, Inc.*	13,639	748,508
VF Corp.	9,160	196,574
Victoria’s Secret & Co.*	3,820	158,224
VSE Corp.	1,260	119,826
Wabash National Corp.	2,150	36,830
WESCO International, Inc.	3,222	583,053
Weyco Group, Inc.	700	26,285
Winmark Corp.	240	94,337
Winnebago Industries, Inc.	4,915	234,839
Wolverine World Wide, Inc.	3,830	85,026
Xperi, Inc.*	9,590	98,489
Zumiez, Inc.*	3,090	59,235
		29,157,295
CONSUMER, NON-CYCLICAL — 9.7%
ABM Industries, Inc.	11,945	611,345
Acacia Research Corp.*	5,960	25,866

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2024 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Acadia Healthcare Co., Inc.*	1,024	$40,602
ACCO Brands Corp.	8,320	43,680
AdaptHealth Corp.*	5,630	53,598
Adtalem Global Education, Inc.*	9,900	899,415
Alight, Inc.	20,250	140,130
American Public Education, Inc.*	5,480	118,204
Amphastar Pharmaceuticals, Inc.*	760	28,219
Andersons, Inc.	7,790	315,651
Artivion, Inc.*	3,060	87,485
Avanos Medical, Inc.*	6,650	105,868
B&G Foods, Inc.	6,460	44,509
Bioventus, Inc. - Class A*	1,880	19,740
Bluebird Bio, Inc.*	3,990	33,277
BrightView Holdings, Inc.*	8,630	137,994
Cal-Maine Foods, Inc.	4,813	495,354
CBIZ, Inc.*	2,265	185,345
Central Garden & Pet Co. - Class A*	9,187	303,630
Certara, Inc.*	3,510	37,381
Chefs’ Warehouse, Inc.*	1,570	77,432
Coca-Cola Consolidated, Inc.	310	390,597
Concentra Group Holdings Parent, Inc.	3,392	67,094
CRA International, Inc.	410	76,752
Cross Country Healthcare, Inc.*	1,940	35,230
Custom Truck One Source, Inc.*	6,610	31,794
Deluxe Corp.	5,100	115,209
Dun & Bradstreet Holdings, Inc.	12,440	155,002
Edgewell Personal Care Co.	9,400	315,840
Ennis, Inc.	4,260	89,843
Enovis Corp.*	6,598	289,520
Envista Holdings Corp.*	7,800	150,462
First Advantage Corp.*	5,210	97,583
FONAR Corp.*	1,270	19,228
Fresh Del Monte Produce, Inc.	11,020	365,974
Graham Holdings Co. - Class B	570	496,994
Grocery Outlet Holding Corp.*	4,270	66,655
GXO Logistics, Inc.*	1,390	60,465
Healthcare Services Group, Inc.*	2,370	27,528
Heidrick & Struggles International, Inc.	2,765	122,517
Helen of Troy Ltd.*	1,360	81,369
Huron Consulting Group, Inc.*	1,430	177,692
ICF International, Inc.	1,453	173,212
ICU Medical, Inc.*	500	77,585
Ingles Markets, Inc. - Class A	3,387	218,258
Ingredion, Inc.	1,988	273,469
Innoviva, Inc.*	11,450	198,657
Integer Holdings Corp.*	5,840	773,917
John B Sanfilippo & Son, Inc.	230	20,035
Kelly Services, Inc. - Class A	6,570	91,586
Kodiak Sciences, Inc.*	5,270	52,436
Korn Ferry	8,445	569,615
Laureate Education, Inc.*	11,930	218,200
Lifevantage Corp.	850	14,901
Ligand Pharmaceuticals, Inc.*	1,005	107,686
LiveRamp Holdings, Inc.*	4,759	144,531
ManpowerGroup, Inc.	990	57,143
Matthews International Corp. - Class A	2,790	77,227
	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER, NON-CYCLICAL (Continued)
Moneylion, Inc.*	400	$34,404
National HealthCare Corp.	2,110	226,952
Natural Grocers by Vitamin Cottage, Inc.	4,950	196,614
NeoGenomics, Inc.*	2,240	36,915
Omni AB, Inc. - Earnout Shares[2]	477	—
Omni AB, Inc. - Earnout Shares[2]	477	—
Omnicell, Inc.*	1,710	76,129
OraSure Technologies, Inc.*	5,810	20,974
Owens & Minor, Inc.*	8,490	110,964
Pacira BioSciences, Inc.*	5,370	101,171
Patterson Cos., Inc.	1,300	40,118
Payoneer Global, Inc.*	15,820	158,833
Pediatrix Medical Group, Inc.*	5,537	72,645
Perdoceo Education Corp.	12,310	325,846
Performant Healthcare, Inc.*	5,582	16,858
Perrigo Co. PLC	1,150	29,567
Pilgrim’s Pride Corp.*	5,613	254,774
Post Holdings, Inc.*	3,720	425,791
Premier, Inc. - Class A	3,730	79,076
Prestige Consumer Healthcare, Inc.*	8,475	661,813
PROG Holdings, Inc.	6,013	254,109
Quad/Graphics, Inc.	9,120	63,566
Quanex Building Products Corp.	5,165	125,200
QuidelOrtho Corp.*	950	42,322
Repay Holdings Corp.*	6,580	50,205
Seneca Foods Corp. - Class A*	1,530	121,268
SpartanNash Co.	7,053	129,211
Sprouts Farmers Market, Inc.*	2,798	355,542
Strategic Education, Inc.	3,300	308,286
Stride, Inc.*	5,235	544,074
Supernus Pharmaceuticals, Inc.*	2,982	107,829
Surgery Partners, Inc.*	2,930	62,028
Tenet Healthcare Corp.*	230	29,033
TreeHouse Foods, Inc.*	6,467	227,186
TrueBlue, Inc.*	5,250	44,100
UFP Technologies, Inc.*	130	31,786
United Natural Foods, Inc.*	9,440	257,806
Universal Corp.	400	21,936
Universal Technical Institute, Inc.*	3,640	93,584
Upbound Group, Inc.	4,820	140,599
USANA Health Sciences, Inc.*	450	16,151
Varex Imaging Corp.*	3,540	51,649
Veracyte, Inc.*	2,473	97,931
Village Super Market, Inc. - Class A	2,030	64,737
Vir Biotechnology, Inc.*	4,700	34,498
Vita Coco Co., Inc.*	950	35,065
Weis Markets, Inc.	7,729	523,408
Zimvie, Inc.*	3,200	44,640
Zymeworks, Inc.*	2,790	40,846
		16,894,570
ENERGY — 9.4%
Adams Resources & Energy, Inc.	560	21,140
Alpha Metallurgical Resources, Inc.	1,248	249,750
Alto Ingredients, Inc.*	38,200	59,592
Amplify Energy Corp.*	5,030	30,180
Antero Midstream Corp.	17,040	257,134

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2024 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
ENERGY (Continued)
Antero Resources Corp.*	5,720	$200,486
APA Corp.	8,984	207,440
Arch Resources, Inc.	1,510	213,242
Archrock, Inc.	23,210	577,697
Aris Water Solutions, Inc. - Class A	2,060	49,337
Baytex Energy Corp.	0	1
Berry Corp.	8,485	35,043
Borr Drilling Ltd.	9,790	38,181
Bristow Group, Inc.*	3,950	135,485
California Resources Corp.	7,375	382,689
ChampionX Corp.	2,110	57,371
Chord Energy Corp.	3,601	421,029
Civeo Corp.	1,323	30,059
Civitas Resources, Inc.	7,051	323,429
CNX Resources Corp.*	33,381	1,224,081
Comstock Resources, Inc.	31,804	579,469
CONSOL Energy, Inc.	5,441	580,446
Crescent Energy Co. - Class A	12,233	178,724
Delek U.S. Holdings, Inc.	9,638	178,303
Diamondback Energy, Inc.	2,569	420,879
DNOW, Inc.*	10,475	136,280
EnLink Midstream LLC	13,765	194,775
EQT Corp.	5,307	244,706
Expro Group Holdings N.V.*	3,895	48,571
FutureFuel Corp.	6,560	34,702
Geospace Technologies Corp.*	800	8,016
Golar LNG Ltd.	2,845	120,400
Gulfport Energy Corp.*	1,820	335,244
Hallador Energy Co.*	5,800	66,410
Helix Energy Solutions Group, Inc.*	27,060	252,199
Helmerich & Payne, Inc.	16,809	538,224
HighPeak Energy, Inc.[1]	2,500	36,750
Innovex International, Inc.*	5,840	81,585
Kosmos Energy Ltd.*	14,520	49,658
Liberty Energy, Inc.	23,589	469,185
Matador Resources Co.	10,164	571,827
Murphy Oil Corp.	26,881	813,419
NACCO Industries, Inc. - Class A	1,450	43,239
Natural Gas Services Group, Inc.*	2,280	61,104
Noble Corp. PLC	992	31,149
Northern Oil & Gas, Inc.	2,900	107,764
NOV, Inc.	5,925	86,505
NPK International, Inc.*	14,965	114,781
Oceaneering International, Inc.*	4,982	129,931
Oil States International, Inc.*	4,896	24,774
Par Pacific Holdings, Inc.*	3,260	53,431
Patterson-UTI Energy, Inc.	26,683	220,402
PBF Energy, Inc. - Class A	17,807	472,776
Peabody Energy Corp.	19,663	411,743
Permian Resources Corp.	27,724	398,671
ProPetro Holding Corp.*	22,940	214,030
Ramaco Resources, Inc. - Class A	1,900	19,494
Range Resources Corp.	3,919	141,006
Ranger Energy Services, Inc. - Class A	5,600	86,688
REX American Resources Corp.*	3,450	143,830
RPC, Inc.	3,960	23,522
	Number of Shares	Value
COMMON STOCKS (Continued)
ENERGY (Continued)
SandRidge Energy, Inc.	2,136	$25,013
Seadrill Ltd.*	2,200	85,646
Select Water Solutions, Inc.	8,300	109,892
SM Energy Co.	13,794	534,655
Smart Sand, Inc.	12,337	27,758
SunCoke Energy, Inc.	21,790	233,153
Talos Energy, Inc.*	19,408	188,452
Targa Resources Corp.	3,000	535,500
TechnipFMC PLC	20,670	598,190
Transocean Ltd.*	53,643	201,161
VAALCO Energy, Inc.	13,370	58,427
Vital Energy, Inc.*	4,750	146,870
Warrior Met Coal, Inc.	4,265	231,334
Weatherford International PLC	860	61,602
		16,275,631
FINANCIAL — 32.2%
1st Source Corp.	5,572	325,293
ACNB Corp.	500	19,915
Air Lease Corp.	19,054	918,593
Alerus Financial Corp.	1,550	29,822
Amalgamated Financial Corp.	3,210	107,439
Ambac Financial Group, Inc.*	6,040	76,406
Amerant Bancorp, Inc.	840	18,824
Ameris Bancorp	8,312	520,082
AMERISAFE, Inc.	860	44,324
AMREP Corp.*	650	20,410
Anywhere Real Estate, Inc.*	15,310	50,523
Artisan Partners Asset Management, Inc. - Class A	790	34,010
Associated Banc-Corp	30,670	733,013
Assured Guaranty Ltd.	12,228	1,100,642
Atlantic Union Bankshares Corp.	16,309	617,785
Atlanticus Holdings Corp.*	960	53,549
Axis Capital Holdings Ltd.	9,025	799,795
Axos Financial, Inc.*	4,575	319,564
Banc of California, Inc.	9,080	140,377
BancFirst Corp.	484	56,715
Bancorp, Inc.*	3,887	204,573
Bank of Hawaii Corp.	2,141	152,525
Bank of Marin Bancorp	1,900	45,163
Bank of NT Butterfield & Son Ltd.	1,180	43,129
Bank OZK	18,609	828,659
Bank7 Corp.	770	35,928
BankFinancial Corp.	1,530	19,423
BankUnited, Inc.	15,334	585,299
Banner Corp.	6,730	449,362
Bar Harbor Bankshares	1,790	54,738
BCB Bancorp, Inc.	1,600	18,944
Berkshire Hills Bancorp, Inc.	7,906	224,768
Bread Financial Holdings, Inc.	8,860	540,992
Bridgewater Bancshares, Inc.*	2,910	39,314
Brighthouse Financial, Inc.*	8,212	394,504
Brookfield Asset Management Ltd. - Class A	2,003	108,543
Brookline Bancorp, Inc.	15,285	180,363

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2024 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Burke & Herbert Financial Services Corp.	1,397	$87,117
Business First Bancshares, Inc.	3,150	80,955
Byline Bancorp, Inc.	5,150	149,350
C&F Financial Corp.	710	50,588
Cadence Bank	16,541	569,837
Camden National Corp.	2,431	103,901
Capital City Bank Group, Inc.	1,190	43,614
Carter Bankshares, Inc.*	3,660	64,379
Cathay General Bancorp	10,950	521,329
Central Pacific Financial Corp.	2,620	76,111
Chemung Financial Corp.	680	33,191
ChoiceOne Financial Services, Inc.	500	17,820
City Holding Co.	2,059	243,950
Cleanspark, Inc.*	5,320	48,997
CNB Financial Corp.	2,560	63,642
CNO Financial Group, Inc.	25,059	932,445
Coastal Financial Corp.*	1,150	97,647
Columbia Banking System, Inc.	12,541	338,732
Comerica, Inc.	2,090	129,267
Community Financial System, Inc.	2,012	124,100
Community Trust Bancorp, Inc.	1,470	77,954
Community West Bancshares	1,800	34,866
ConnectOne Bancorp, Inc.	8,940	204,815
Consumer Portfolio Services, Inc.*	3,576	38,835
CrossFirst Bankshares, Inc.*	3,800	57,570
Cushman & Wakefield PLC*	10,460	136,817
Customers Bancorp, Inc.*	5,605	272,851
CVB Financial Corp.	5,390	115,400
Dime Community Bancshares, Inc.	6,639	204,050
Donegal Group, Inc. - Class A	1,421	21,983
Eagle Bancorp, Inc.	4,147	107,946
eHealth, Inc.*	8,200	77,080
Employers Holdings, Inc.	5,219	267,369
Enact Holdings, Inc.	2,253	72,952
Encore Capital Group, Inc.*	4,510	215,443
Enova International, Inc.*	3,885	372,494
Enstar Group Ltd.*	1,260	405,783
Enterprise Bancorp, Inc.	860	34,004
Enterprise Financial Services Corp.	4,315	243,366
Esquire Financial Holdings, Inc.	1,589	126,326
ESSA Bancorp, Inc.	960	18,720
Essent Group Ltd.	7,347	399,971
Evercore, Inc. - Class A	640	177,402
EZCORP, Inc. - Class A*	11,690	142,852
F&G Annuities & Life, Inc.	1,740	72,106
FB Financial Corp.	1,720	88,597
Federal Agricultural Mortgage Corp. - Class C	1,398	275,336
Finance Of America Cos., Inc. - Class A*	2,870	80,704
Financial Institutions, Inc.	2,980	81,324
First BanCorp/Puerto Rico	47,760	887,858
First Bancorp/Southern Pines NC	2,038	89,611
First Bancshares, Inc.	3,916	137,060
First Bank/Hamilton NJ	1,170	16,462
First Busey Corp.	6,979	164,495
	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
First Business Financial Services, Inc.	1,420	$65,732
First Commonwealth Financial Corp.	21,140	357,689
First Community Bankshares, Inc.	1,750	72,870
First Financial Bancorp	19,319	519,295
First Financial Corp.	1,821	84,112
First Financial Northwest, Inc.	1,360	29,512
First Hawaiian, Inc.	1,640	42,558
First Horizon Corp.	9,232	185,932
First Internet Bancorp	2,760	99,332
First Interstate BancSystem, Inc. - Class A	6,166	200,210
First Merchants Corp.	6,962	277,714
First Mid Bancshares, Inc.	2,812	103,538
Flushing Financial Corp.	2,970	42,412
FNB Corp.	38,057	562,482
FRP Holdings, Inc.*	2,140	65,548
FS Bancorp, Inc.	620	25,457
FTAI Aviation Ltd.	730	105,149
FTAI Infrastructure, Inc.	2,520	18,295
Fulton Financial Corp.	40,311	777,196
Genworth Financial, Inc.*	75,598	528,430
German American Bancorp, Inc.	1,000	40,220
Glacier Bancorp, Inc.	2,150	107,973
Globe Life, Inc.	320	35,686
GoHealth, Inc. - Class A*	2,790	37,358
Great Southern Bancorp, Inc.	1,845	110,147
Hancock Whitney Corp.	17,453	955,028
Hanmi Financial Corp.	9,080	214,470
Hanover Insurance Group, Inc.	240	37,118
HarborOne Bancorp, Inc.	3,260	38,566
Heartland Financial USA, Inc.	5,040	308,977
Heritage Commerce Corp.	6,040	56,655
Heritage Financial Corp.	3,008	73,696
Heritage Insurance Holdings, Inc.*	2,821	34,134
Hilltop Holdings, Inc.	12,462	356,787
Hippo Holdings, Inc.*	1,170	31,321
Home Bancorp, Inc.	940	43,437
HomeStreet, Inc.	2,050	23,411
Hope Bancorp, Inc.	19,307	237,283
Horace Mann Educators Corp.	5,961	233,850
Horizon Bancorp, Inc.	3,741	60,268
Howard Hughes Holdings, Inc.*	4,829	371,447
Independent Bank Corp.	3,950	137,579
Independent Bank Corp.	3,145	201,878
Independent Bank Group, Inc.	5,175	313,967
International Bancshares Corp.	13,355	843,502
Invesco Ltd.	12,170	212,732
Investar Holding Corp.	1,000	21,960
Jackson Financial, Inc. - Class A	13,113	1,141,880
Janus Henderson Group PLC	10,032	426,661
Kearny Financial Corp.	4,182	29,609
Kemper Corp.	2,100	139,524
Kennedy-Wilson Holdings, Inc.	8,395	83,866
LendingClub Corp.*	21,370	345,980
Live Oak Bancshares, Inc.	1,680	66,444
Marcus & Millichap, Inc.	1,460	55,860

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2024 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
McGrath RentCorp	1,675	$187,299
Mercantile Bank Corp.	3,170	141,033
Merchants Bancorp	560	20,423
Mercury General Corp.	2,502	166,333
Metrocity Bankshares, Inc.	1,000	31,950
Metropolitan Bank Holding Corp.*	560	32,704
MGIC Investment Corp.	37,540	890,073
Midland States Bancorp, Inc.	3,660	89,304
MidWestOne Financial Group, Inc.	1,400	40,768
Mr Cooper Group, Inc.*	12,852	1,233,921
Navient Corp.	24,264	322,469
NBT Bancorp, Inc.	3,290	157,130
Nelnet, Inc. - Class A	5,510	588,523
Newmark Group, Inc. - Class A	14,520	186,001
NMI Holdings, Inc.*	11,887	436,966
Northeast Bank	1,190	109,159
Northfield Bancorp, Inc.	6,184	71,858
Northrim BanCorp, Inc.	1,860	144,968
Northwest Bancshares, Inc.	23,521	310,242
Oak Valley Bancorp	1,610	47,093
OceanFirst Financial Corp.	11,811	213,779
OFG Bancorp	14,850	628,452
Old National Bancorp	40,696	883,307
Old Second Bancorp, Inc.	2,780	49,428
OneMain Holdings, Inc.	2,470	128,761
Oportun Financial Corp.*	6,789	26,341
Oppenheimer Holdings, Inc. - Class A	2,070	132,666
Orrstown Financial Services, Inc.	2,317	84,825
Pacific Premier Bancorp, Inc.	18,260	455,039
Palomar Holdings, Inc.*	440	46,460
Park National Corp.	185	31,715
Pathward Financial, Inc.	2,945	216,693
PCB Bancorp	3,540	71,650
Peapack-Gladstone Financial Corp.	3,435	110,092
PennyMac Financial Services, Inc.	4,727	482,816
Peoples Bancorp, Inc.	6,923	219,390
Peoples Financial Services Corp.	1,290	66,022
Pinnacle Financial Partners, Inc.	2,757	315,373
Piper Sandler Cos.	1,893	567,805
PJT Partners, Inc. - Class A	430	67,858
Popular, Inc.	8,590	807,975
PRA Group, Inc.*	1,650	34,469
Preferred Bank/Los Angeles CA	3,270	282,463
Premier Financial Corp.	6,454	165,029
Primerica, Inc.	440	119,425
Primis Financial Corp.	2,444	28,497
ProAssurance Corp.*	5,465	86,948
Provident Financial Holdings, Inc.	1,180	18,774
Provident Financial Services, Inc.	27,074	510,886
QCR Holdings, Inc.	1,667	134,427
Radian Group, Inc.	17,552	556,749
RE/MAX Holdings, Inc. - Class A*	2,829	30,185
Regional Management Corp.	1,950	66,261
Renasant Corp.	10,463	374,052
Republic Bancorp, Inc. - Class A	2,280	159,304
Riot Platforms, Inc.*	4,610	47,068
	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Riverview Bancorp, Inc.	437	$2,508
S&T Bancorp, Inc.	4,703	179,749
Safety Insurance Group, Inc.	990	81,576
Sandy Spring Bancorp, Inc.	7,741	260,949
Seacoast Banking Corp. of Florida	3,015	83,003
Selective Insurance Group, Inc.	1,171	109,512
Selectquote, Inc.*	12,960	48,211
ServisFirst Bancshares, Inc.	790	66,945
Sierra Bancorp	2,330	67,384
Simmons First National Corp. - Class A	16,097	357,031
SiriusPoint Ltd.*	19,680	322,555
Skyward Specialty Insurance Group, Inc.*	820	41,443
SLM Corp.	5,020	138,452
SmartFinancial, Inc.	1,970	61,031
SoFi Technologies, Inc.*	20,180	310,772
Southside Bancshares, Inc.	1,366	43,384
SouthState Corp.	4,843	481,782
Stellar Bancorp, Inc.	2,529	71,697
Stewart Information Services Corp.	2,660	179,523
Stifel Financial Corp.	2,680	284,294
Stock Yards Bancorp, Inc.	840	60,152
StoneX Group, Inc.*	2,796	273,924
Texas Capital Bancshares, Inc.*	9,492	742,274
Timberland Bancorp, Inc.	1,578	48,145
Tiptree, Inc.	9,480	197,753
Tompkins Financial Corp.	899	60,979
Towne Bank/Portsmouth VA	2,010	68,461
TriCo Bancshares	3,083	134,727
TrustCo Bank Corp. NY	3,330	110,922
Trustmark Corp.	8,127	287,452
United Bankshares, Inc.	11,352	426,268
United Community Banks, Inc.	7,632	246,590
United Fire Group, Inc.	2,240	63,728
Unity Bancorp, Inc.	400	17,444
Universal Insurance Holdings, Inc.	3,430	72,236
Univest Financial Corp.	5,460	161,125
Unum Group	10,316	753,377
Valley National Bancorp	46,703	423,129
Veritex Holdings, Inc.	2,990	81,208
Virtu Financial, Inc. - Class A	4,720	168,410
Virtus Investment Partners, Inc.	428	94,408
WaFd, Inc.	18,000	580,320
Walker & Dunlop, Inc.	1,684	163,702
Washington Trust Bancorp, Inc.	1,970	61,760
Waterstone Financial, Inc.	4,134	55,561
Webster Financial Corp.	7,689	424,587
WesBanco, Inc.	10,891	354,393
Westamerica BanCorp	1,630	85,510
Western Alliance Bancorp	2,306	192,643
Western New England Bancorp, Inc.	2,604	23,957
White Mountains Insurance Group Ltd.	295	573,793
Wintrust Financial Corp.	5,134	640,261
World Acceptance Corp.*	310	34,856
WSFS Financial Corp.	8,221	436,782

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2024 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIAL (Continued)
Zions Bancorp N.A.	4,010	$217,543
		55,962,801
INDUSTRIAL — 16.8%
AAR Corp.*	7,610	466,341
Acuity Brands, Inc.	140	40,898
Air Transport Services Group, Inc.*	8,750	192,325
American Woodmark Corp.*	2,263	179,976
Apogee Enterprises, Inc.	1,370	97,832
Applied Industrial Technologies, Inc.	350	83,814
ArcBest Corp.	3,460	322,887
Arcosa, Inc.	6,049	585,180
Ardmore Shipping Corp.	6,720	81,648
Arrow Electronics, Inc.*	490	55,429
Astec Industries, Inc.	3,117	104,731
Avnet, Inc.	13,386	700,356
AZEK Co., Inc.*	1,450	68,831
AZZ, Inc.	1,710	140,083
Barnes Group, Inc.	8,307	392,589
Bel Fuse, Inc. - Class B	1,910	157,518
Belden, Inc.	890	100,223
Benchmark Electronics, Inc.	8,280	375,912
Boise Cascade Co.	5,614	667,280
Brady Corp. - Class A	1,575	116,314
Clearwater Paper Corp.*	2,595	77,253
Coherent Corp.*	3,703	350,785
Columbus McKinnon Corp.	5,020	186,945
Comfort Systems USA, Inc.	169	71,666
Concrete Pumping Holdings, Inc.*	6,360	42,358
Core Molding Technologies, Inc.*	2,340	38,704
Costamare, Inc.	25,857	332,262
Covenant Logistics Group, Inc.	1,962	106,949
DHT Holdings, Inc.	32,510	302,018
Dorian LPG Ltd.	7,943	193,571
Ducommun, Inc.*	2,697	171,691
DXP Enterprises, Inc.*	1,980	163,588
Eastman Kodak Co.*	4,720	31,010
EMCOR Group, Inc.	608	275,971
Enerpac Tool Group Corp.	930	38,214
EnerSys	990	91,506
Enpro, Inc.	3,095	533,733
Enviri Corp.*	12,720	97,944
Esab Corp.	4,173	500,510
ESCO Technologies, Inc.	2,323	309,447
Everus Construction Group, Inc.*	507	33,335
Fabrinet*	200	43,976
FARO Technologies, Inc.*	770	19,527
Federal Signal Corp.	2,308	213,236
Flowserve Corp.	1,710	98,359
Frontdoor, Inc.*	6,820	372,849
GATX Corp.	7,815	1,211,012
Genco Shipping & Trading Ltd.	7,925	110,474
Gibraltar Industries, Inc.*	819	48,239
Graham Corp.*	620	27,571
Granite Construction, Inc.	5,773	506,350
Great Lakes Dredge & Dock Corp.*	7,720	87,159
Greenbrier Cos., Inc.	8,185	499,203
	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Greif, Inc. - Class A	5,540	$338,605
Griffon Corp.	3,170	225,926
Hayward Holdings, Inc.*	1,506	23,027
Heartland Express, Inc.	2,240	25,133
Hillenbrand, Inc.	1,097	33,766
Hub Group, Inc. - Class A	13,240	589,974
Hurco Cos., Inc.	900	17,361
Ichor Holdings Ltd.*	1,648	53,099
International Seaways, Inc.	8,384	301,321
Itron, Inc.*	830	90,121
Janus International Group, Inc.*	4,740	34,839
JELD-WEN Holding, Inc.*	5,330	43,653
Kennametal, Inc.	7,425	178,348
Kimball Electronics, Inc.*	6,580	123,243
Kirby Corp.*	5,871	621,152
Knowles Corp.*	15,245	303,833
Kratos Defense & Security Solutions, Inc.*	3,012	79,457
L B Foster Co. - Class A*	2,230	59,987
Latham Group, Inc.*	10,500	73,080
Limbach Holdings, Inc.*	480	41,059
Louisiana-Pacific Corp.	1,670	172,928
LSI Industries, Inc.	1,560	30,295
Manitowoc Co., Inc.*	2,050	18,717
Marten Transport Ltd.	17,425	272,004
Masterbrand, Inc.*	4,380	63,992
Materion Corp.	2,244	221,887
Matson, Inc.	6,311	850,975
Mercury Systems, Inc.*	900	37,800
Mesa Laboratories, Inc.	260	34,286
Metallus, Inc.*	8,122	114,764
MicroVision, Inc.*[1]	52,930	69,338
Mirion Technologies, Inc.*	6,710	117,089
Mistras Group, Inc.*	1,950	17,667
Modine Manufacturing Co.*	8,862	1,027,372
Mohawk Industries, Inc.*	3,638	433,395
Moog, Inc. - Class A	1,125	221,445
Mueller Industries, Inc.	5,090	403,942
National Presto Industries, Inc.	460	45,273
NL Industries, Inc.	5,450	42,346
Nordic American Tankers Ltd.	8,300	20,750
Northwest Pipe Co.*	1,917	92,514
NuScale Power Corp.*	1,750	31,378
nVent Electric PLC	2,775	189,144
O-I Glass, Inc.*	11,355	123,088
Olympic Steel, Inc.	2,409	79,039
Orion Group Holdings, Inc.*	4,470	32,765
Pactiv Evergreen, Inc.	8,470	147,971
PAMT Corp.*	2,254	36,921
Park-Ohio Holdings Corp.	1,410	37,041
Plexus Corp.*	2,990	467,875
Powell Industries, Inc.	460	101,959
Primoris Services Corp.	6,700	511,880
Proto Labs, Inc.*	2,770	108,279
RXO, Inc.*	2,230	53,163
Ryder System, Inc.	2,573	403,601

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2024 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIAL (Continued)
Ryerson Holding Corp.	3,649	$67,543
Sanmina Corp.*	12,201	923,250
Schneider National, Inc. - Class B	8,360	244,781
Scorpio Tankers, Inc.	8,456	420,179
SFL Corp. Ltd.	12,050	123,151
Smith & Wesson Brands, Inc.	5,110	51,637
SPX Technologies, Inc.*	1,905	277,216
Standex International Corp.	400	74,796
Sterling Infrastructure, Inc.*	1,300	218,985
Summit Materials, Inc. - Class A*	12,008	607,605
TD SYNNEX Corp.	1,180	138,390
Tecnoglass, Inc.	450	35,694
Teekay Corp. Ltd.	16,632	115,260
Teekay Tankers Ltd. - Class A	5,263	209,415
Terex Corp.	1,885	87,125
Thermon Group Holdings, Inc.*	1,980	56,965
Timken Co.	1,005	71,727
TriMas Corp.	5,030	123,688
Trinity Industries, Inc.	14,835	520,708
Triumph Group, Inc.*	2,470	46,090
TTM Technologies, Inc.*	28,844	713,889
Tutor Perini Corp.*	2,840	68,728
UFP Industries, Inc.	1,690	190,378
Vishay Intertechnology, Inc.	24,189	409,762
Watts Water Technologies, Inc. - Class A	260	52,858
Werner Enterprises, Inc.	9,190	330,105
Willis Lease Finance Corp.	2,230	462,836
World Kinect Corp.	11,110	305,636
Worthington Enterprises, Inc.	2,520	101,077
Worthington Steel, Inc.	3,300	105,006
		29,161,929
TECHNOLOGY — 2.8%
ACI Worldwide, Inc.*	890	46,200
Adeia, Inc.	20,047	280,257
Alpha & Omega Semiconductor Ltd.*	5,365	198,666
Ambarella, Inc.*	510	37,097
Amkor Technology, Inc.	39,836	1,023,387
ASGN, Inc.*	550	45,837
Atomera, Inc.*[1]	10,060	116,696
Bandwidth, Inc. - Class A*	870	14,807
BILL Holdings, Inc.*	1,220	103,346
Box, Inc.*	1,190	37,604
Brightcove, Inc.*	9,300	40,455
CACI International, Inc. - Class A*	229	92,530
Climb Global Solutions, Inc.	330	41,828
Cohu, Inc.*	4,972	132,752
Conduent, Inc.*	29,670	119,867
CoreCard Corp.*	4,610	104,647
CSP, Inc.	866	13,917
Digi International, Inc.*	5,825	176,090
Diodes, Inc.*	2,387	147,206
DXC Technology Co.*	4,260	85,115
Expensify, Inc. - Class A*	6,200	20,770
Grid Dynamics Holdings, Inc.*	4,270	94,965
Insight Enterprises, Inc.*	2,215	336,901
Kulicke & Soffa Industries, Inc.	1,618	75,496
	Number of Shares	Value
COMMON STOCKS (Continued)
TECHNOLOGY (Continued)
Kyndryl Holdings, Inc.*	2,040	$70,584
MaxLinear, Inc.*	1,110	21,956
Mitek Systems, Inc.*	6,290	70,008
Multiplan Corp.*	3,400	50,252
NetScout Systems, Inc.*	9,560	207,070
Onto Innovation, Inc.*	294	49,001
Parsons Corp.*	490	45,202
Photronics, Inc.*	11,383	268,183
Planet Labs PBC*	11,670	47,147
Playstudios, Inc.*	22,050	41,013
Porch Group, Inc.*	13,800	67,896
Rambus, Inc.*	345	18,237
Rigetti Computing, Inc.*	8,060	122,996
Semtech Corp.*	1,760	108,856
Skillsoft Corp.*	1,610	38,576
SolarWinds Corp.	5,490	78,232
Ultra Clean Holdings, Inc.*	1,570	56,441
Veritone, Inc.*	10,420	34,178
Vishay Precision Group, Inc.*	1,260	29,572
WM Technology, Inc.*	23,330	32,195
		4,844,031
UTILITIES — 0.8%
Altus Power, Inc.*	9,100	37,037
Black Hills Corp.	640	37,453
Brookfield Infrastructure Corp. - Class A	6,463	258,585
Clearway Energy, Inc. - Class C	2,030	52,780
MDU Resources Group, Inc.	10,030	180,740
MGE Energy, Inc.	834	78,363
New Jersey Resources Corp.	4,186	195,277
NRG Energy, Inc.	3,892	351,136
ONE Gas, Inc.	840	58,170
Otter Tail Corp.	641	47,331
		1,296,872
TOTAL COMMON STOCKS
(Cost $104,642,339)		165,595,759
EXCHANGE-TRADED FUNDS — 1.9%
Direxion Daily Small Cap Bull 3X Shares ETF	16,554	693,281
iShares Russell 2000 Value ETF	6,035	990,766
iShares S&P Small-Cap 600 Value ETF	2,010	218,306
ProShares Ultra Bitcoin ETF	2,700	133,434
ProShares UltraPro Russell2000 ETF	4,890	240,637
SPDR S&P Regional Banking ETF[1]	17,193	1,037,598
VanEck Oil Services ETF	300	81,369
TOTAL EXCHANGE-TRADED FUNDS
(Cost $2,478,883)		3,395,391
PREFERRED STOCKS — 0.1%
CONSUMER, CYCLICAL — 0.1%
Qurate Retail, Inc. 8.00%, 3/15/2031[3]	274	9,453

VERICIMETRY U.S. SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
As of December 31, 2024 (Unaudited)

	Number of Shares	Value
PREFERRED STOCKS (Continued)
CONSUMER, CYCLICAL (Continued)
WESCO International, Inc. 10.63%[3,4,5]	5,008	$127,804
		137,257
INDUSTRIAL — 0.0%
Steel Partners Holdings LP 6.00%, 2/7/2026[3]	1,855	44,984
TOTAL PREFERRED STOCKS
(Cost $188,490)		182,241
WARRANTS — 0.0%
BASIC MATERIALS — 0.0%
Resolute Forest Products, Inc., Expiration Date: December 31, 2025*[2]	12,820	—
CONSUMER, NON-CYCLICAL — 0.0%
Jounce Therapeutics, Expiration Date: December 31, 2025*[2]	18,810	—
TOTAL WARRANTS
(Cost $0)		—
MONEY MARKET INVESTMENTS — 3.2%
Federated Treasury Obligations Fund - Class Institutional, 4.23%[4,6]	500,000	500,000
Fidelity Institutional Government Portfolio, 4.26%[4]	3,210,506	3,210,506
Invesco Government & Agency Portfolio, 4.43%[4,7]	1,782,168	1,782,168
TOTAL MONEY MARKET INVESTMENTS
(Cost $5,492,674)		5,492,674
TOTAL INVESTMENTS — 100.6%
(Cost $112,802,386)		174,666,065
Liabilities less other assets — (0.6)%		(1,057,140)
TOTAL NET ASSETS — 100.0%		$173,608,925

LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company
*Non-income producing security.
[1]All or a portion of shares are on loan. Total loaned securities had a fair value of $1,655,916 at December 31, 2024.
[2]Security valued at fair value as determined by the investment adviser under the supervision of the Board of Trustees. Value determined using significant unobservable inputs.
[3]Callable.
[4]Variable rate security; the rate shown represents the rate at December 31, 2024.
[5]Perpetual security; maturity date is not applicable.
[6]All or a portion of this security is segregated as collateral for options contracts. The total value of these securities is $500,000 at December 31, 2024. The Fund had option contracts transactions during the period ended December 31, 2024, however, due to the timing of these transactions, there were no open options contracts as of December 31, 2024.
[7]Investments purchased with cash proceeds from securities lending. Total collateral had a fair value of $1,782,168 at December 31, 2024.